AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON September 27, 2001

                                                             FILE NOS. 333-25045


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM S-6

                         POST EFFECTIVE AMENDMENT NO. 5

         TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                  GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                           (Exact Name of Trust)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062

       (Name, Complete Address of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                    JOANNE M. DERRIG, ESQUIRE
FOLEY & LARDNER                             ALFS, INC.
3000 K STREET, N.W.                         3100 SANDERS ROAD
SUITE 500                                   NORTHBROOK, IL 60062
WASHINGTON, D.C. 20007-5109



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date)pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Securities being offered- interests in Glenbrook Life AIM Variable Life Separate Account A of Glenbrook Life and Annuity Company under modified single premium variable life insurance contracts.

                                Explanatory Note

Registrant is filing this Post-effective Amendment ("Amendment") for the purpose of adding 2 new variable sub-accounts that will be available under the deferred variable annuity contracts described in the registration statement. The Amendment is not intended to amend or delete, any part of this registration statement except as specifically noted herein.

                       Glenbrook Life and Annuity Company
               Glenbrook Life AIM Variable Life Separate Account A
                      Supplement, dated October 1, 2001 to
            AIM Lifetime Plus(sm) Variable Life Insurance Prospectus
                                dated May 1, 2001


This supplement amends the above-referenced prospectus for the AIM Lifetime Plus(sm) Variable Life Contracts (the "Contracts"), offered by Glenbrook Life and Annuity Company, to add two new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

Page 5:  Replace the fourth paragraph with the following:

You should read the prospectus for the Trust in connection with the purchase of a Contract. We have summarized the investment objectives of each of the Funds below under the Trust, beginning on page 22. The Fund Series has a total of 18 Fund available under the Contracts. The Funds include:

 o AIM V.I. Aggressive Growth Fund        o AIM V.I. Government Securities Fund
 o AIM V.I. Balanced Fund                 o AIM V.I. Growth Fund
 o AIM V.I. Basic Value Fund              o AIM V.I. Growth and Income Fund
 o AIM V.I. Blue Chip Fund                o AIM V.I. High Yield Fund
 o AIM V.I. Capital Appreciation Fund     o AIM V.I. International Equity Fund
 o AIM V.I. Capital Development Fund      o AIM V.I. Mid Cap Equity Fund
 o AIM V.I. Dent Demographic Trends Fund  o AIM V.I. Money Market Fund
 o AIM V.I. Diversified Income Fund       o AIM V.I. New Technology Fund**
 o AIM V.I. Global Utilities Fund         o AIM V.I. Value Fund


Change all references throughout the prospectus to the availability of "16" Funds/Variable Sub-Accounts to "18" Funds/Variable Sub-Accounts.

Page 10: Insert the following to the chart describing Fund Annual Expenses:

Fund                              Management Fees          Other Expenses            Total Annual
                                                                                     Fund Expenses
-------------------                ------------               ----------            ---------------
AIM V.I. Basic Value Fund           0.73%                     0.57%                   1.30%(5,6)
AIM V.I. Mid Cap Equity Fund        0.73%                     0.57%                   1.30%(5,6)

Page 12: Insert the following to the list of Funds and Investment Objectives under AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Basic Value Fund (Basic Value Fund) is a diversified fund which seeks to achieve long-term growth of capital

AIM V.I. Mid Cap Equity Fund (Mid Cap Equity Fund) is a diversified fund which seeks to achieve long-term growth of capital

PART II

Add the following to "Contents of Registration Statement" in Part II:

Prospectus supplement dated October 1, 2001 consisting of 2 pages.

Part II is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(7)   Power of Attorney for Steven E. Shebik

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Act"), the registrant, Glenbrook Life AIM Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) under the Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village of Northfield, and State of Illinois, on September 27, 2001.

               GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                                  (REGISTRANT)
                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)

                            By: /s/MICHAEL J. VELOTTA
                  Vice President, Secretary and General Counsel

(SEAL)

Attest:  /s/ Joanne M. Derrig
Assistant Secretary, Assistant General
Counsel and Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on September 27, 2001.

*/THOMAS J. WILSON, II                      President and Director
Thomas J. Wilson, II                        (Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                      Vice President, Secretary, General
Michael J. Velotta                          Counsel and Director

*/SAMUEL H. PILCH                           Controller and Vice President
Samuel H. Pilch                             (Principal Accounting Officer)

*/MARGARET G. DYER                          Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN                         Director and Vice President
Marla G. Friedman

*/JOHN C. LOUNDS                            Director
John C. Lounds

*/J. KEVIN MCCARTHY                         Director
J. Kevin McCarthy

*/SALLY A. SLACKE                           Director
Sally A. Slacke

*/STEVEN E. SHEBIK                          Director and Vice President
Steven E. Shebik                            (Principal Financial Officer)

*/By Michael J. Velotta, pursuant to Power of Attorney, previously filed or filed herewith.

                                 Exhibit Index

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company


(7)   Power of Attorney for Steven E. Shebik